Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Consolidated Statements Of Profit Or Loss And Other Comprehensive Income Abstract
Revenues from proprietary products	$ 25,580	$ 17,123	$ 67,198	$ 57,316	$ 75,521
Revenues from distribution	6,637	5,911	16,702	14,857	28,121
Total revenues	32,217	23,034	83,900	72,173	103,642
Cost of revenues from proprietary products	13,151	12,078	37,856	35,605	48,194
Cost of revenues from distribution	6,196	5,226	14,632	12,835	25,120
Total cost of revenues	19,347	17,304	52,488	48,440	73,314
Gross profit	12,870	5,730	31,412	23,733	30,328
Research and development expenses	3,118	2,545	10,181	7,909	11,357
Selling and marketing expenses	3,843	1,256	10,435	3,803	6,278
General and administrative expenses	3,165	2,691	9,481	8,803	12,636
Other expenses	182	42	801	612	753
Operating income (loss)	2,562	(804)	514	2,606	(696)
Financial income	29	68	32	277	295
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	163	(48)	756	74	(207)
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(2,049)		(5,924)		(947)
Financial expenses	(211)	(61)	(583)	(178)	(330)
Income before tax on income	494	(845)	(5,205)	2,779	(1,885)
Taxes on income	10		60		345
Net Income (loss)	484	(845)	(5,265)	2,779	(2,230)
Gain (loss) on cash flow hedges	(46)	68	(830)	25	185
Net amounts transferred to the statement of profit or loss for cash flow hedges	231	(91)	519	(347)	(488)
Remeasurement gain (loss) from defined benefit plan	(59)		361		171
Total comprehensive income (loss)	$ 610	$ (868)	$ (5,215)	$ 2,457	$ (2,362)
Basic net earnings per share (in Dollars per share)	$ 0.01	$ (0.02)	$ (0.12)	$ 0.06	$ (0.05)
Diluted net earnings per share (in Dollars per share)	$ 0.01	$ (0.02)	$ (0.12)	$ 0.06	$ (0.05)